Equity - Dividends Narrative (Details) - $ / shares	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Class of Stock
Common dividends declared (in usd per share)	$ 0.125	$ 0.125
6.25% series A cumulative redeemable preferred units of the Operating Partnership
Class of Stock
Preferred dividends declared (dollars per share)	0.3906
Series B Preferred Stock
Class of Stock
Preferred dividends declared (dollars per share)	$ 0.5234